Consolidated Statements of Other Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
+ Net profit (loss)	€ 1,507	€ (28,894)	€ (23,719)
Actuarial gains and losses net of tax	(207)	(51)	258
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(923)	(785)	0
that will never be reclassified to profit or loss	(1,130)	(836)	258
Exchange differences on translation of foreign operations	(649)	2,340	(1,366)
that are or may be reclassified to profit or loss	(649)	2,340	(1,366)
Total comprehensive income (loss)	€ (272)	€ (27,390)	€ (24,827)